Digital assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Digital assets [abstract]
Change in fair value net loss from operations.	$ 718,827
Invested digital assets	2,800,000
Digital assets sold	200,000
Gross proceeds	268,293
Gain on sale of digital assets	$ 68,293	$ 0